Registration No. 33-17423
                                                               File No. 811-5339

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                       ----------------------------------


                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|

                         Pre-Effective Amendment No.   | |


                       Post-Effective Amendment No. 21 |X|


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|


                              Amendment No. 22 |X|
                        (Check appropriate box or boxes.)


                              CONCORDE FUNDS, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        1500 Three Lincoln Centre
            5430 LBJ Freeway
              Dallas, Texas                                            75240
----------------------------------------                             ----------
(Address of Principal Executive Offices)                             (Zip Code)

                                 (972) 404-1500
              ----------------------------------------------------
              (Registrant's Telephone Number, including Area Code)


          Gary B. Wood, Ph.D.
    Concorde Financial Corporation
(d/b/a Concorde Investment Management)                    Copy to:
       1500 Three Lincoln Centre                      Richard L. Teigen
           5430 LBJ Freeway                          Foley & Lardner LLP
          Dallas, Texas 75240                     777 East Wisconsin Avenue
--------------------------------------           Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)


                       ----------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

| |  immediately upon filing pursuant to paragraph (b)


| |  on (date) pursuant to paragraph (b)


| |  60 days after filing pursuant to paragraph (a) (1)


|X|  on January 31, 2005 pursuant to paragraph (a) (1)


| |  75 days after filing pursuant to paragraph (a) (2)

| |  on (date) pursuant to paragraph (a) (2) of Rule 485

If applicable, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment

PROSPECTUS                                                      JANUARY 31, 2005

                             (CONCORDE FUNDS LOGO)

                        A MESSAGE FROM THE PRESIDENT OF
                         CONCORDE INVESTMENT MANAGEMENT

    Concorde Investment Management, the investment advisor for Concorde Funds, Inc., serves as investment advisor and financial counselor to individuals, trusts, and qualified plans. In managing assets, including the assets of Concorde Value Fund, we always look for an appropriate balance between risk and return.

    CONCORDE VALUE FUND. In managing equity investments, we believe the best investment policy is to buy stocks of companies for less than the per share price that a knowledgeable investor would pay for the entire company. We are prepared to hold these stocks for the long-term irrespective of what the popular opinion is of their value or the value of the overall stock market.

    We at Concorde Investment Management pledge our commitment to the highest possible standard of professional performance for the benefit of investors in Concorde Value Fund.

                                       Sincerely

                                       -s- Gary B. Wood
                                       Gary B. Wood, Ph.D.
                                       President

--------------------------------------------------------------------------------

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                              CONCORDE FUNDS, INC.

                           1500 Three Lincoln Centre
                                5430 LBJ Freeway
                              Dallas, Texas 75240
                                 (972) 404-1500

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
CONCORDE VALUE FUND.........................................     3
  Main Goal.................................................     3
  Principal Investment Strategies...........................     3
  Main Investment Risks.....................................     3
  Bar Chart and Performance Table...........................     4
  Fees and Expenses.........................................     5
  Example...................................................     5
OTHER INVESTMENT PRACTICES AND RISKS........................     6
  Investment Objectives.....................................     6
  Portfolio Turnover........................................     6
  Temporary Defensive Positions.............................     6
  Disclosure of Portfolio Holdings..........................     6
MANAGEMENT..................................................     6
THE FUND'S SHARE PRICE......................................     6
PURCHASING SHARES...........................................     7
  How to Purchase Shares from the FUND......................     7
  Purchasing Shares from Broker-dealers, Financial
     Institutions and Others................................     9
  Other Information about Purchasing Shares of the FUND.....    10
REDEEMING SHARES............................................    10
  How to Redeem (Sell) Shares by Mail.......................    10
  How to Redeem (Sell) Shares by Telephone..................    11
  How to Redeem (Sell) Shares through Servicing Agents......    11
  Redemption Price..........................................    11
  Payment of Redemption Proceeds............................    11
  Other Redemption Considerations...........................    12
  Frequent Purchases and Redemptions of FUND Shares.........    13
DIVIDENDS, DISTRIBUTIONS AND TAXES..........................    13
FINANCIAL HIGHLIGHTS........................................    13

CONCORDE VALUE FUND

MAIN GOAL

     Concorde Value Fund (the "FUND") seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

     The FUND attempts to reduce risk by investing mainly (80% or more) in undervalued common stocks. The FUND believes a common stock is undervalued if the market value of the outstanding common stock is less than the intrinsic value of the company issuing the common stock. Intrinsic value is the value that a knowledgeable private investor would place on the entire company. The FUND considers many factors in determining whether a common stock is undervalued including:

      -- financial ratios such as price/earnings, price/cash flow, price/sales and total capitalization/cash flow

      --  the company's historic cash flow

      --  the company's historic and present market share

      --  balance sheet condition

      --  management

     The FUND believes a company can be undervalued for any number of reasons. The most is out of favor. In any event, by investing in undervalued stocks, the FUND believes it can be in a position to outperform the market while reducing its risk of underperforming the market (i.e. the stock prices are already low). The FUND may invest in stocks of companies with any size market capitalization. To hedge against a possible loss in value of securities it holds, the FUND may write covered call options. (The writer of a call option receives a premium that may partially or completely offset the decline in value of the security subject to the call option.) To hedge against a possible loss in value of its portfolio caused by a general decline in the stock market, the FUND may purchase stock index put options (stock index put options increase in value when the index declines).

MAIN INVESTMENT RISKS

     The FUND is subject to the following risks:

      -- Market Risk. The FUND mainly invests in common stocks. The prices of the stocks in which the FUND invests may decline for a number of reasons such as changing economic, political or market conditions. The price declines may be steep, sudden and/or prolonged. This means you may lose money.

      -- Financial Risk. There is a risk that the price of a common stock will decline because the issuing company experiences financial distress or does not perform as well as anticipated. Factors affecting a company's performance can include the strength of its management and the demand for its products or services.

      -- Value Investing Risk. The FUND mainly invests in undervalued stocks. There is a risk that it is wrong in its assessment of a company's value or that the market does not recognize improving fundamentals as quickly as the FUND anticipated. In such cases, the stocks may not reach prices which reflect the intrinsic value of the company. There is also a risk that the FUND may not perform as well as other types of mutual funds when its investing style is out of favor with other investors.

      -- Hedging Risk. By writing a call option, the FUND may incur the risk of lost opportunity if the price of the underlying security rises in value. If the FUND does not exercise or sell a put option it has purchased prior to the option's expiration date, it will realize a loss in the amount of the entire premium paid plus commission cost. It is possible there may be times when a market for the FUND's outstanding options does not exist.

     As a result of these and other risks, the FUND is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in the FUND.

BAR CHART AND PERFORMANCE TABLE

     The bar chart and table below give some indication of the risks of investing in the FUND by showing how the FUND's performance changes from year to year and how its average annual returns over various periods compare to those of a broad measure of market performance. Please keep in mind that the FUND's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The FUND may perform better or worse in the future.

                                  TOTAL RETURN
                              (PER CALENDAR YEAR)
(BAR CHART)

                                                                             TOTAL RETURN
                                                                             ------------
1995                                                                             24.08
1996                                                                             18.03
1997                                                                             29.09
1998                                                                              2.27
1999                                                                              6.73
2000                                                                             15.32
2001                                                                              1.08
2002                                                                            -17.43
2003                                                                             21.00
2004

------------------------
Note: During the 10-year period shown on the bar chart, the FUND's highest total return for a quarter was 17.38% (quarter ended December 31, 1998) and the lowest total return for a quarter was (20.78)% (quarter ended September 30, 1998).

          AVERAGE ANNUAL TOTAL RETURNS
   (FOR THE PERIODS ENDING DECEMBER 31, 2004)      PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------   -----------   ------------   -------------
  CONCORDE VALUE FUND
  Return Before Taxes                                      %             %              %
  Return After Taxes on Distributions(1)                   %             %              %
  Return After Taxes on Distributions and Sale
     of Fund Shares(1)                                     %             %              %
  RUSSELL 2000 INDEX(2)(3)                                 %             %              %

       --------------------
       (1) The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

       (2) The Russell 2000 Index is an index comprised of 2000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market. This index attempts to accurately capture the performance of the universe of small capitalization common stocks.

       (3) Includes no deduction for fees, expenses or taxes.

FEES AND EXPENSES

     The table below describes the fees and expenses you may pay if you buy and hold shares of the FUND.

SHAREHOLDERS' FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charges (Load) Imposed on Purchases
  as a percentage of offering price.........................  None
Maximum Deferred Sales Charge (Load)........................  None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and other Distributions.........................  None
Redemption Fee*.............................................  None
Exchange Fee................................................  None

       --------------------
       * The transfer agent charges as fee of $15.00 for each wire transfer.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

Management Fees.............................................  0.90%
Distribution and/or Service (12b-1) Fees....................  None
Other Expenses..............................................  1.18%
Total Annual Fund Operating Expenses........................  2.08%

EXAMPLE

     This example is intended to help you compare the cost of investing in the FUND with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the FUND for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the FUND's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                              1 YEAR   3 YEARS    5 YEARS    10 YEARS
                                                              -------  -------   ---------   ---------
                                                              $210.81  $651.32   $1,118.29   $2,412.15

OTHER INVESTMENT PRACTICES
AND RISKS

     In seeking to achieve its investment objectives, the FUND may follow investment practices and assume risks in addition to those discussed previously.

INVESTMENT OBJECTIVES

     The FUND may change its investment objective without obtaining shareholder approval.

PORTFOLIO TURNOVER

     The FUND does not engage in trading for short-term profits, but when the circumstances warrant, the FUND may sell securities without regard to the length of time held. The FUND will typically hold an equity security until either the security price reaches at least the Advisor's target valuation level or the FUND determines that the security's price is unlikely to reach that level. The FUND may hold stocks for several years or longer, if necessary.

TEMPORARY DEFENSIVE POSITIONS

     The FUND may, in response to adverse market, economic or other conditions, take temporary defensive positions. This means the FUND will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements). The FUND will not be able to achieve its investment objective of long-term growth of capital to the extent it invests in money market instruments since those securities earn interest but do not appreciate in value. When the FUND is not taking a temporary defensive position, it will still hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

DISCLOSURE OF PORTFOLIO HOLDINGS

     A description of the FUND's policies and procedures with respect to the disclosure of the FUND's portfolio securities is available in the FUND's Statement of Additional Information.

MANAGEMENT

     Concorde Financial Corporation, which does business under the name Concorde Investment Management, is the investment advisor to the FUND. The Advisor's address is

                           1500 THREE LINCOLN CENTRE
                                5430 LBJ FREEWAY
                              DALLAS, TEXAS 75240

     As the investment advisor to the FUND, the Advisor manages the investment portfolio of the FUND. The Advisor makes the decisions as to which securities to buy and which securities to sell. During the last fiscal year, the FUND paid the Advisor an annual investment advisory fee equal to 0.9% of the daily net assets of the FUND.

     The management team for the FUND currently is comprised of Gary B. Wood, Ph.D. and John A. Stetter, co-managers. Dr. Wood has been President of the Advisor since its inception in 1981 and the FUND's President and Senior Manager of its management team since inception. Dr. Wood also controls the Advisor. Mr. Stetter has been the FUND's secretary since January 1998 and a portfolio manager with the Advisor since 1994.

THE FUND'S SHARE PRICE

     The price at which investors purchase shares of the FUND and at which shareholders redeem shares of the FUND is called its net asset value. The FUND normally calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on holidays and weekends. The FUND calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. If market quotations are not available, the FUND will value securities at their fair value pursuant to procedures established by and under the supervision of its Board of Directors. The fair value of a security is the amount which the FUND might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the FUND may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. The FUND values most money market instruments it holds at their amortized cost. The FUND will process purchase and redemption orders that it receives prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined LATER THAT DAY. It will process purchase and redemption orders that it receives AFTER the close of regular trading at the net asset value determined at the close of regular trading on the NEXT DAY the New York Stock Exchange is open.

PURCHASING SHARES

HOW TO PURCHASE SHARES FROM THE FUND

     1. Read this Prospectus carefully.

     2. Determine how much you want to invest keeping in mind the following minimums:

       a. New accounts

            --  All accounts $500

       b. Existing accounts

            --  Purchases by mail $100

            --  Purchases by wire $500

     3. Complete the New Account Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the remittance form attached to your individual account statements. (The FUND has additional New Account Applications and remittance forms if you need them.) If you have any questions, please call 1-972-404-1500 or 1-800-294-1699.

     4. Make your check payable to Concorde Funds, Inc. All checks must be drawn on U.S. banks. The FUND does not accept payment in cash or money orders. The FUND also does not accept cashier's checks in amounts of less than $10,000. Also, to prevent check fraud, the FUND does not accept third party checks, U.S. Treasury checks, credit card checks, traveler's checks, or starter checks for the purchase of shares. THE TRANSFER AGENT WILL CHARGE A $25.00 FEE AGAINST A SHAREHOLDER'S ACCOUNT, IN ADDITION TO ANY LOSS SUSTAINED BY THE FUND, FOR ANY PAYMENT THAT IS RETURNED. IT IS THE POLICY OF THE FUND NOT TO ACCEPT APPLICATIONS UNDER CERTAIN CIRCUMSTANCES OR IN AMOUNTS CONSIDERED DISADVANTAGEOUS TO SHAREHOLDERS. THE FUND RESERVES THE RIGHT TO REJECT ANY APPLICATION.

     5. Send the application and check to:

       BY FIRST CLASS MAIL
           Concorde Funds, Inc.
           c/o U.S. Bancorp
           Fund Services, LLC
           P.O. Box 701
           Milwaukee, WI 53201-0701

       BY OVERNIGHT DELIVERY SERVICE
      OR EXPRESS MAIL
           Concorde Funds, Inc.
           c/o U.S. Bancorp
           Fund Services, LLC
           3rd Floor
           615 East Michigan Street
           Milwaukee, WI 53202-5207

        PLEASE DO NOT SEND LETTERS BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

       BY WIRE

           INITIAL INVESTMENT -- BY WIRE: If you are making an initial investment in the FUND, before you wire funds, please contact the transfer agent at 1-800-294-1699 to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

          FOR SUBSEQUENT INVESTMENTS -- BY WIRE: If you are making a subsequent purchase, your bank should wire funds as indicated below. Before each wire purchase, you should be sure to notify the transfer agent at 1-800-294-1699 or to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the transfer agent. Your bank may charge you a fee for sending a wire to the Fund.

          YOU SHOULD WIRE FUNDS TO:

          U.S. Bank, N.A.
          777 East Wisconsin Avenue
          Milwaukee, WI 53202
          ABA #075000022

          CREDIT:

          U.S. Bancorp Fund Services, LLC
          Account #112-952-137

          FURTHER CREDIT:

          (name of Fund to be purchased)
          (shareholder registration)
          (shareholder account number, if known)

     PLEASE REMEMBER THAT U.S. BANK, N.A. MUST RECEIVE YOUR WIRED FUNDS PRIOR TO THE CLOSE OF REGULAR TRADING ON THE NEW YORK STOCK EXCHANGE FOR YOU TO RECEIVE SAME DAY PRICING. THE FUND AND U.S. BANK, N.A. ARE NOT RESPONSIBLE FOR THE CONSEQUENCES OF DELAYS RESULTING FROM THE BANKING OR FEDERAL RESERVE WIRE SYSTEM, OR FROM INCOMPLETE WIRING INSTRUCTIONS.

     Once you open your account, you may make subsequent investments into the FUND through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a domestic institution that is an ACH member. We are unable to debit mutual fund or pass through accounts. The FUND may modify or terminate the AIP at any time without notice. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request. You may modify or terminate your participation in the AIP by contacting the transfer agent five days prior to the effective date. If your bank rejects your payment for any reason, the transfer agent will charge a $25 fee to your account. Please contact the Transfer Agent at 1-800-294-1699 for more information about the FUND's Automatic Investment Plan.

     In compliance with the USA Patriot Act of 2001, please note that the transfer agent will verify certain information on your account application as part of the FUND's Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box may not be accepted. Please contact the transfer agent at 1-800-294-1699 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The FUND may also reserve the right to close the account within 5 business days if clarifying information/documentation is not received. Also note that FUND shares are not available for purchase by foreign (non-U.S.) investors.

PURCHASING SHARES FROM BROKER-DEALERS,
FINANCIAL INSTITUTIONS AND OTHERS

     Some broker-dealers may sell shares of the FUND. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the FUND or the Advisor. Some broker-dealers may purchase and redeem shares on a 3 day settlement basis (i.e., payment occurs three business days after the purchase or redemption).

     The FUND may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the FUND as an investment alternative in the programs they offer or administer. Servicing agents may:

      -- Become shareholders of record of the FUND. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent. This also means that purchases made through Servicing Agents are not subject to the FUND's minimum purchase requirements.

      -- Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the FUND. These procedures, restrictions and any charges imposed by the Servicing Agents will not apply when investors purchase shares directly from the FUND.

      -- Charge fees to their customers for the services they provide them. Also, the FUND and/or the Advisor may pay fees to Servicing Agents to compensate them for the services they provide their customers.

      -- Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York Stock Exchange, it will receive same day pricing.

      -- Be authorized to accept purchase orders on behalf of the FUND (and designate other Servicing Agents to accept purchase orders on behalf of the FUND). This means that the FUND will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

     If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the FUND through a Servicing Agent, it is the responsibility of the Servicing Agent to place your order with the FUND on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the FUND within the period specified in its agreement with the FUND, it may be held liable for any resulting fees or losses.

OTHER INFORMATION ABOUT PURCHASING SHARES
OF THE FUND

     The FUND may reject any Purchase Application for any reason. The FUND will not accept purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the FUND.

     The FUND will not issue certificates evidencing shares purchased. Instead, the FUND will send investors a written confirmation for all purchases of shares.

     The FUND offers the following retirement plans:

      --  Traditional IRA

      --  Roth IRA

      --  SEP-IRA

      --  403(b)(7) Custodial Accounts

     Investors can obtain further information about the retirement plans by calling the FUND at 1-972-404-1500. The FUND recommends that investors consult with a competent financial and tax advisor regarding the retirement plans before investing through them.

REDEEMING SHARES

HOW TO REDEEM (SELL) SHARES BY MAIL

     1. Prepare a letter of instruction containing:

        --  the name of the FUND

        --  account number(s)

        --  the amount of money or number of shares being redeemed

        --  the name(s) on the account

        --  daytime phone number

        -- additional information that the FUND may require for redemptions by corporations, executors, administrators, trustees, guardians, or others who hold shares in a fiduciary or representative capacity. Please contact the FUND's transfer agent, U.S. Bancorp Fund Services, LLC, in advance, at 1-800-294-1699 if you have any questions.

     2. Sign the letter of instruction exactly as the shares are registered. Joint ownership accounts must be signed by all owners.

     3. Have the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the New York Stock Exchange or other eligible guarantor institution in the following situations:

        -- The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered

        -- The redemption proceeds are to be sent to an address other than the address of record

        -- The redemption request is within 15 days of a change of address request

        --  Account ownership is changed

        -- Adding telephone redemption privileges to an account (as indicated in the section of this prospectus titled "How to Redeem (Sell) Shares by Telephone").

        A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

     4. Send the letter of instruction to:

       BY FIRST CLASS MAIL

           Concorde Funds, Inc.
           c/o U.S. Bancorp
           Fund Services, LLC
           Shareholder Services Center
           P. O. Box 701
           Milwaukee, WI 53201-0701

       BY OVERNIGHT DELIVERY SERVICE
       OR EXPRESS MAIL

           Concorde Funds, Inc.
           c/o U.S. Bancorp
           Fund Services, LLC
           3rd Floor
           615 East Michigan Street
           Milwaukee, WI 53202-5207

        PLEASE DO NOT SEND LETTERS OF INSTRUCTION BY OVERNIGHT DELIVERY SERVICE OR EXPRESS MAIL TO THE POST OFFICE BOX ADDRESS.

HOW TO REDEEM (SELL) SHARES BY TELEPHONE

     1. Instruct U.S. Bancorp Fund Services, LLC that you want the option of redeeming shares by telephone. This can be done by completing the appropriate section on the New Account Application. If you have already opened an account, you may write to U.S. Bancorp Fund Services, LLC requesting this option. When you do so, please sign the request exactly as your account is registered and have the signatures guaranteed. Shares held in retirement plans cannot be redeemed by telephone.

     2. Assemble the same information that you would include in the letter of instruction for a written redemption request.

     3. Call U.S. Bancorp Fund Services, LLC at 1-800-294-1699. PLEASE DO NOT CALL THE FUND OR THE ADVISOR.

     4. Telephone redemptions must be in amounts of $1,000 or more.

HOW TO REDEEM (SELL) SHARES THROUGH
SERVICING AGENTS

     If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

REDEMPTION PRICE

     The redemption price per share you receive for redemption requests is the next determined net asset value after:

      -- U.S. Bancorp Fund Services, LLC receives your written request with all required information.

      -- U.S. Bancorp Fund Services, LLC receives your authorized telephone request with all required information.

      -- A Servicing Agent or its designee that has been authorized to accept redemption requests on behalf of the FUND receives your request in accordance with its procedures.

PAYMENT OF REDEMPTION PROCEEDS

      -- For those shareholders who redeem shares by mail, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information.

      -- For those shareholders who redeem by telephone, U.S. Bancorp Fund Services, LLC will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request, or transfer the redemption proceeds to your designated bank account if you have elected to receive redemption proceeds by either Electronic Funds Transfer or wire. An Electronic Funds Transfer generally takes up to 3 business days to reach the shareholder's account whereas U.S. Bancorp Fund Services, LLC generally wires redemption proceeds on the business day following the calculation of the redemption price. However, the FUND may direct U.S. Bancorp Fund Services, LLC to pay the proceeds of a telephone redemption on a date no later than the seventh day after the redemption request.

      -- For those shareholders who redeem shares through Servicing Agents, the Servicing Agent will transmit the redemption proceeds in accordance with its redemption procedures.

OTHER REDEMPTION CONSIDERATIONS

     When redeeming shares of the FUND, shareholders should consider the following:

      --  The redemption may result in a taxable gain.

      -- Shareholders who redeem shares held in an IRA must indicate on their redemption request whether or not to withhold federal income taxes. If not, these redemptions, as well as redemptions of other retirement plans not involving a direct rollover to an eligible plan, will be subject to federal income tax withholding.

      -- The FUND may delay the payment of redemption proceeds for up to seven days for any redemption.

      -- If you purchased shares by check, the FUND may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared (which may take up to 15 days from the date of purchase).

      -- U.S. Bancorp Fund Services, LLC will send the proceeds of telephone redemptions to an address or account other than that shown on its records only if the shareholder has sent in a written request with signatures guaranteed.

      -- The FUND reserves the right to refuse a telephone redemption request if they believe it is advisable to do so. For example, this could occur if the caller were unable to identify himself or herself as the shareholder. The FUND and U.S. Bancorp Fund Services, LLC may modify or terminate their procedures for telephone redemptions at any time. Neither the FUND nor U.S. Bancorp Fund Services, LLC will be liable for following instructions for telephone redemption transactions that they reasonably believe to be genuine, provided they use reasonable procedures to confirm the genuineness of the telephone instructions. They may be liable for unauthorized transactions if they fail to follow such procedures. These procedures include requiring some form of personal identification prior to acting upon the telephone instructions and recording all telephone calls. During periods of substantial economic or market change, you may find telephone redemptions difficult to implement. If a shareholder cannot contact U.S. Bancorp Fund Services, LLC by telephone, he or she should make a redemption request in writing in the manner described earlier.

      -- U.S. Bancorp Fund Services, LLC currently charges a fee of $15 when transferring redemption proceeds to your designated bank account by wire but does not charge a fee when transferring redemption proceeds by Electronic Funds Transfer.

      -- If your account balance falls below $250 because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $250 or more. If you do not, the FUND may close your account and mail the redemption proceeds to you.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     Frequent purchases and redemptions of FUND shares by a shareholder may harm other FUND shareholders by interfering with the efficient management of the FUND's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Notwithstanding the foregoing, the FUND's Board of Directors has determined not to adopt policies and procedures that discourage or accommodate frequent purchases and redemptions of FUND shares because to date the FUND has not experienced frequent purchases and redemptions of FUND shares that have been disruptive to the FUND and the FUND does not appear to be particularly attractive to investors that utilize a market timing strategy.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The FUND distributes substantially all of its net investment income and substantially all of its capital gains annually. You have two distribution options:

      -- AUTOMATIC REINVESTMENT OPTION -- Both dividend and capital gains distributions will be reinvested in additional FUND shares.

      -- ALL CASH OPTION -- Both dividend and capital gains distributions will be paid in cash. If you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions under $10 in additional shares of the FUND. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the FUND reserves the right to reinvest the distribution check in your account, at the FUND's current net asset value, and to reinvest all subsequent distributions.

     You may make this election on the New Account Application. You may change your election by writing to U.S. Bancorp Fund Services, LLC.

     The FUND's distributions, whether received in cash or additional shares of the FUND, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income, and capital gains (which may be taxed at different rates depending on the length of time the FUND holds the assets generating the capital gains). The FUND expects that its distributions will consist of both ordinary income and long-term capital gains.

FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand the FUND's financial performance for its past five fiscal years of operations. Certain information reflects financial results for a single FUND share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the FUND (assuming reinvestment of all dividends and distributions). This information (other than the information for periods prior to October 1, 2001) has been audited by Brad A. Kinder, CPA, whose report, along with the FUND's financial statements, are included in the Annual Report which is available upon request. The information for periods prior to October 1, 2001 was audited by accounting firms other than Brad A. Kinder, CPA.

CONCORDE VALUE FUND
FINANCIAL HIGHLIGHTS

                                                         YEAR ENDED SEPTEMBER 30,
                                             ------------------------------------------------
                                              2004      2003       2002      2001      2000
                                             -------   -------   --------   -------   -------
PER SHARE DATA(1):
Net asset value, beginning of year.........  $ 14.07   $ 12.79   $  15.87   $ 17.95   $ 15.50
                                             -------   -------   --------   -------   -------
Income (loss) from investment operations:
  Net investment income (loss).............    (0.12)    (0.08)      0.04      0.06      0.03
  Net realized and unrealized gain (loss)
     on investments........................     1.94      1.69      (1.79)    (1.22)     2.93
                                             -------   -------   --------   -------   -------
  Total income (loss) from investment
     operations............................     1.82      1.61      (1.75)    (1.16)     2.96
                                             -------   -------   --------   -------   -------
Less distributions:
  Distributions from net investment
     income................................       --     (0.04)     (0.03)    (0.06)    (0.02)
  Distributions from net realized gains....    (0.23)    (0.29)     (1.30)    (0.86)    (0.49)
                                             -------   -------   --------   -------   -------
  Total from distributions.................    (0.25)    (0.33)     (1.33)    (0.92)    (0.51)
                                             -------   -------   --------   -------   -------
Net asset value, end of year...............  $ 15.66   $ 14.07   $  12.79   $ 15.87   $ 17.95
                                             =======   =======   ========   =======   =======
TOTAL RETURN...............................   13.01%    12.77%    (12.75%)   (6.68%)   19.71%
                                             =======   =======   ========   =======   =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands)...  $14,778   $13,021   $ 11,683   $13,690   $15,813
  Ratio of expenses to average net
     assets................................    2.08%     1.98%      1.44%     1.50%     1.46%
  Ratio of net investment income (loss) to
     average net assets....................   (0.76%)   (0.57%)     0.25%     0.34%     0.20%
  Portfolio turnover rate..................   34.82%    19.83%     40.94%    34.60%    34.08%

---------------------

(1) Per share information has been calculated using the average number of shares outstanding.

                              CONCORDE FUNDS, INC.

                                 PRIVACY POLICY

     We collect the following nonpublic personal information about you:

     - Information we receive from you or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

     - Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

     We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products and services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

     In the event that you hold shares of the fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

                          *Not part of the prospectus*

     To learn more about the Concorde Funds, you may want to read Concorde Funds' Statement of Additional Information (or "SAI") which contains additional information about the FUND. The Concorde Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn about the Concorde Funds' investments by reading the FUND's annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors' report.

     The SAI and the annual and semi-annual reports are available to shareholders and prospective investors without charge, simply by calling U.S. Bancorp Fund Services, LLC at 1-800-922-0224 or by writing to:

     CONCORDE FUNDS
     1500 THREE LINCOLN CENTRE
     5430 LBJ FREEWAY
     DALLAS, TEXAS 75240

     Prospective investors and shareholders who have questions about Concorde Funds may also call the above number or write to the above address.

     The general public can review and copy information about the Concorde Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-942-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Concorde Funds are also available on the EDGAR Database at the Securities and Exchange Commission's Internet site at http://www.sec.gov. and copies of this information may be obtained, upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to:

     PUBLIC REFERENCE SECTION
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549-6009

     Please refer to the Concorde Funds' Investment Company Act File No. 811-5339 when seeking information about Concorde Funds from the Securities and Exchange Commission.

                             (CONCORDE FUNDS LOGO)

                                   PROSPECTUS
                                JANUARY 31, 2005

[CONCORDE VALUE FUND LOGO]                               REGULAR APPLICATION
                                                             NEW ACCOUNT
                                            Please do not use this form for IRA accounts.

      Mail To:   Concorde Funds                                Overnight Express Mail To:   Concorde Funds
                 c/o U.S. Bancorp Fund Services, LLC                                        c/o U.S. Bancorp Fund Services, LLC
                 P.O. Box 701                                                               615 E. Michigan St., 3rd Floor
                 Milwaukee, WI 53201-0701                                                   Milwaukee, WI 53202-5207

                              For additional information, please call 1-800-294-1699 or 1-972-404-1500.

------------------------------------------------------------------------------------------------------------------------------------
In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) are required to obtain, verify, and record the following information for all registered owners or others who may be authorized to act on an account: FULL NAME, DATE OF
BIRTH, SOCIAL SECURITY NUMBER, AND PERMANENT STREET ADDRESS. CORPORATE, TRUST, AND OTHER ENTITY ACCOUNTS REQUIRE ADDITIONAL
DOCUMENTATION. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Fund reserves the right to redeem your account at the current day's net asset value.
------------------------------------------------------------------------------------------------------------------------------------

1. INVESTOR INFORMATION -- SELECT ONE

[ ] Individual

                        ----------------------  ----  ---------  --------------  -----------------  --------------------------------
                        FIRST NAME              M.I.  LAST NAME  DOB (Mo/Dy/Yr)  SOCIAL SECURITY #  DRIVER'S LICENSE OR STATE I.D. #
                                                                                                    STATE OF ISSUE
[ ] Joint Owner

                        ----------------------  ----  ---------  --------------  -----------------  --------------------------------
                        FIRST NAME              M.I.  LAST NAME  DOB (Mo/Dy/Yr)  SOCIAL SECURITY #  DRIVER'S LICENSE OR STATE I.D. #
                                                                                                    STATE OF ISSUE

                        REGISTRATION WILL BE JOINT TENANCY WITH RIGHTS OF SURVIVORSHIP (JTWROS) UNLESS OTHERWISE SPECIFIED.

[ ] Gift to Minor

                        ----------------------  ----  ---------  --------------  -----------------  --------------------------------
                        CUSTODIAN'S FIRST NAME  M.I.  LAST NAME  DOB (Mo/Dy/Yr)  SOCIAL SECURITY #  DRIVER'S LICENSE OR STATE I.D. #
                        (ONLY ONE PERMITTED)                                                        STATE OF ISSUE


                        ----------------------  ----  ---------  --------------  -----------------  --------------------------------
                        MINOR'S FIRST NAME      M.I.  LAST NAME  DOB (Mo/Dy/Yr)  MINOR'S SOCIAL     MINOR'S STATE OF RESIDENCE
                        (ONLY ONE PERMITTED)                                     SECURITY #


[ ] Corporation/Trust*

                        ------------------------------------------------------------------------------------------------------------
                        NAME OF TRUST/CORPORATION/PARTNERSHIP AND STATE OF ORGANIZATION

[ ] Partnership*

                        ------------------------------------------------------------------------------------------------------------
                        NAME(S) OF TRUSTEE(S)

[ ] Other Entity*

                        -------------------------------------------------------  ---------------------------------------------------
                        SOCIAL SECURITY NUMBER / TAX ID NUMBER                   DATE OF AGREEMENT (Mo/Dy/Yr)

                        * You must supply documentation to substantiate existence of your organization (i.e. Articles of
                        Incorporation / Formation / Organization, Trust Agreements, Partnership Agreement, or other official documents.)
                        REMEMBER TO INCLUDE A SEPARATE SHEET DETAILING THE FULL NAME, DATE OF BIRTH, SOCIAL SECURITY NUMBER, AND
                        PERMANENT STREET ADDRESS FOR ALL AUTHORIZED INDIVIDUALS.

------------------------------------------------------------------------------------------------------------------------------------

2.   PERMANENT STREET ADDRESS (PO Box is not acceptable)         [ ]   MAILING ADDRESS (if different from Permanent):
     (Residential Address or Principal Place of Business)              If completed, this address will be used as the Address
                                                                       of Record for all statements, checks, and required mailings.

     ---------------------------------    --------------
     STREET                               APT/SUITE


     ----------------------   --------    --------------               ---------------------------------    --------------
     CITY                     STATE       ZIP CODE                     STREET                               APT/SUITE


     ----------------------   --------------------------               ----------------------   --------    --------------
     DAYTIME PHONE #          EVENING PHONE #                          CITY                     STATE       ZIP CODE

------------------------------------------------------------------------------------------------------------------------------------

[ ]  DUPLICATE STATEMENT #1                                      [ ]   DUPLICATE STATEMENT #2
     Complete only if you wish someone other than the                  Complete only if you wish someone other than the
     account owner(s) to receive duplicate statements.                 account owner(s) to receive duplicate statements.


     ---------------------------------    --------------               ---------------------------------    --------------
     STREET                               APT/SUITE                    STREET                               APT/SUITE


     ----------------------   --------    --------------               ----------------------   --------    --------------
     CITY                     STATE       ZIP CODE                     CITY                     STATE       ZIP CODE

------------------------------------------------------------------------------------------------------------------------------------

3.   INVESTMENT CHOICES:        [ ] By check: Make checks payable to Concorde Funds. $_____________________ ($100 minimum)
                                [ ] By wire: Call 1-800-294-1699. Indicate amount of wire: $_____________________ ($500 minimum)

     FUND NAME                            INVESTMENT AMOUNT            OPTIONAL AUTOMATIC INVESTMENT PLAN
     ----------------------            -----------------------      ----------------------------------------
                                                                             Please complete Section 6
                                                                     Amount per Draw         AIP Start Month     Day

     [ ] Concorde Value Fund               $______________           $______________         $______________     ___

------------------------------------------------------------------------------------------------------------------------------------

4.   DISTRIBUTION OPTIONS:                   Capital Gains &        Capital Gains Reinvested &        Capital Gains &

     *If nothing is checked, all        Dividends Reinvested [ ]      Dividends in Cash* [ ]       Dividends in Cash* [ ]
     distributions will be reinvested

     [ ] Concorde Value Fund           * Unless otherwise indicated, cash distributions will be mailed to the address in Section 3.

------------------------------------------------------------------------------------------------------------------------------------

5.   TELEPHONE AND                  [ ]   REDEMPTION (no minimum) -- permits the transfer of funds via:
     INTERNET OPTIONS:                    [ ] Check to address in section 2
                                          [ ] Federal wire to your bank account below ($15.00 charge for each wire)*
     Your signed Application must         [ ] EFT, at no charge, to your bank account below (funds are typically credited within
     be received at lease 15                  two days after redemption)*
     business days prior to         [ ]   PURCHASE (EFT) ($500 minimum) -- permits the on-demand purchase of shares from your bank
     initial transaction.                 account.*
                                    [ ]   E-MAIL ADDRESS -- permits the fund to send you fund updates.
                                          * If you selected any of these options, please attach a voided check or a preprinted savings deposit slip to this application.
                                          We are unable to draft or credit your account via EFT if it is a mutual fund or pass-
                                          through account.

------------------------------------------------------------------------------------------------------------------------------------

6.   AUTOMATIC INVESTMENT PLAN:           If you selected this option in Section 3, funds will be automatically transferred from your checking or savings account. Please attach a voided check or a preprinted savings deposit slip to this application. We are unable to debit mutual fund or pass-through
                                          ("for further credit") accounts. Please contact your financial institution to determine if it participates in the Automated Clearing House system (ACH).
     Your signed Application must be
     received at least 15 business days
     prior to initial transaction.

                                                       ATTACH VOIDED CHECK OR
                                                   PREPRINTED SAVINGS DEPOSIT SLIP
                                                                HERE

            Please keep in mind that:
            [-] There is a $25 fee if the automatic purchase cannot be made (assessed by redeeming shares from your account).
            [-] Participation in the plan will be terminated upon redemption of all shares.

                           CONTINUED ON REVERSE SIDED

7.  SIGNATURE AND        I have received and understand the prospectus for the Concorde Value Fund (the "Fund"). I understand the
    CERTIFICATION        Fund's investment objectives and policies and agree to be bound by the terms of the prospectus. I knowledge
    REQUIRED BY THE      and consent to the householding (i.e. consolidation of mailings) of regulatory documents such as
    INTERNAL REVENUE     prospectuses, shareholder reports, proxies, and other similar documents. I may contact the Fund to revoke
    SERVICE              my consent. I agree to notify the Fund of any errors or discrepancies within 45 days after the date of the statement confirming a transaction. The statement will be deemed to be correct, and the Fund and their transfer agents I shall not be liable if I fail to notify the Fund within such time period. I certify that
                         I am of legal age and have legal capacity to make this purchase.

                         The Fund, its transfer agent, and any officers, directors, employees, or agents of these entities
                         (collectively "Concorde Funds") will not be responsible for banking system delays beyond their control. By completing sections 5, 6, or 7, I authorize my bank to honor all entries to my bank account initiated through U.S. Bank, NA, on behalf of the Fund. Concorde Funds and the Fund will not be liable for acting upon instruction believed to be genuine and in accordance with the procedures described in the prospectus or the rules of the Automated Clearing House. When AIP or Telephone Purchase transactions are presented, sufficient collected funds must be in my account to pay them. I agree that my bank's treatment and rights to respect each entry shall be the same as if it were signed by me personally. I agree that if any such entries are dishonored with good or sufficient cause, my bank shall be under no liability whatsoever. I further agree that any such authorization, unless previously terminated by my bank in writing, is to remain in effect until the Fund's transfer agent receives and has had reasonable amount of time to act upon a written notice of revocation.

                         I authorize the Fund to perform a credit check based on the information provided, if necessary.

                         UNDER PENALTY OF PERJURY, I CERTIFY THAT (1) THE SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER
                         SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER, AND (2) I AM NOT SUBJECT TO BACKUP
                         WITHHOLDING EITHER AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR THE IRS HAS NOTIFIED ME
                         THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT
                         ALIEN).

                         THE IRS DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                         REQUIRED TO AVOID BACK-UP WITHHOLDING.


                         -----------------------------------------------   ---------------------------------------------------------
                         SIGNATURE OF OWNER*                               DATE (Mo/Dy/Yr)


                         -----------------------------------------------   ---------------------------------------------------------
                         SIGNATURE OF OWNER*                               DATE (Mo/Dy/Yr)

                         * If shares are to be registered in (1) joint names, both persons must sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided for the Joint Owner.

------------------------------------------------------------------------------------------------------------------------------------

8.  DEALER INFORMATION:

                         -----------------------------------------------   ---------------------------------------------------------
                         DEALER NAME                                       REPRESENTATIVE'S LAST NAME       FIRST NAME      M.I.


                         DEALER HEAD OFFICE INFORMATION:                   REPRESENTATIVE'S BRANCH OFFICE INFORMATION


                         -----------------------------------------------   ---------------------------------------------------------
                         ADDRESS                                           ADDRESS


                         -----------------------------------------------   ---------------------------------------------------------
                         CITY/STATE/ZIP                                    CITY/STATE/ZIP


                         -----------------------------------------------   ---------------------------------------------------------
                         TELEPHONE NUMBER                                  TELEPHONE NUMBER

------------------------------------------------------------------------------------------------------------------------------------

Before you mail, have you:
           [ ] Completed all USA PATRIOT Act required information?
                     [-] Social Security or Tax ID number in Section 1?
                     [-] Birth date in Section 1?
                     [-] Full name in Section 1?
                     [-] Permanent street address in Section 2?
           [ ] Enclosed your check made payable to FUND Funds?
           [ ] Included a voided check, if applicable?
           [ ] Signed your application in Section 7?
           [ ] Enclosed additional documentation, if applicable?

STATEMENT OF ADDITIONAL INFORMATION                             January 31, 2005
-----------------------------------
CONCORDE VALUE FUND


                              CONCORDE FUNDS, INC.
                            1500 Three Lincoln Centre
                                5430 LBJ Freeway
                               Dallas, Texas 75240



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Concorde Funds, Inc. dated January 31, 2005. Requests for copies of the prospectus should be made in writing to Concorde Funds, Inc., 1500 Three Lincoln Centre, 5430 LBJ Freeway, Dallas, Texas 75240, Attention: Corporate Secretary or by calling (972) 404-1500.

     The following financial statements are incorporated by reference to the Annual Report, dated September 30, 2004, of Concorde Funds, Inc. (File No. 811-5339), as filed with the Securities and Exchange Commission on November 18, 2004:


           Independent Auditors' Report
           Schedule of Investments in Securities
           Schedule of Covered Call Options Written
           Statement of Assets and Liabilities
           Statement of Operations
           Statements of Changes in Net Assets
           Financial Highlights
           Notes to Financial Statements

     Shareholders may obtain a copy of the Annual Report, without charge, by calling U.S. Bancorp Fund Services, LLC at 1-800-922-0224.

                              CONCORDE FUNDS, INC.

                                Table of Contents

                                                                        Page No.


FUND HISTORY AND CLASSIFICATION.............................................1
INVESTMENT RESTRICTIONS.....................................................1
INVESTMENT POLICIES AND PRACTICES...........................................2
DIRECTORS AND OFFICERS OF THE CORPORATION..................................10
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS.........................12
INVESTMENT ADVISOR.........................................................13
DETERMINATION OF NET ASSET VALUE...........................................15
RETIREMENT PLANS...........................................................16
REDEMPTION OF FUND SHARES..................................................17
ALLOCATION OF PORTFOLIO BROKERAGE..........................................18
CUSTODIAN AND TRANSFER AGENT...............................................19
TAXES......................................................................19
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................20
CAPITAL STRUCTURE..........................................................20
SHAREHOLDER MEETINGS.......................................................21
DESCRIPTION OF BOND RATINGS................................................22
LEGAL PROCEEDINGS..........................................................23


     No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated January 31, 2005 and, if given or made, such information or representations may not be relied upon as having been authorized by Concorde Funds, Inc.


     This Statement of Additional Information does not constitute an offer to sell securities.

                         FUND HISTORY AND CLASSIFICATION


     Concorde Funds, Inc. (the "Corporation") is an open-end, diversified management investment company consisting of the "Concorde Value Fund" portfolio (the "FUND"). Concorde Funds, Inc. is registered under the Investment Company Act of 1940. Concorde Funds, Inc. was incorporated under the laws of Texas on September 21, 1987.


                             INVESTMENT RESTRICTIONS

     The FUND has adopted certain investment restrictions which are matters of fundamental policy and cannot be changed without approval of the holders of the lesser of: (i) 67% of the FUND's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the FUND as follows:

     1. The FUND will not sell securities short, buy securities on margin, purchase warrants, participate in a joint-trading account or deal in options; provided, however, that the FUND may invest in and commit its assets to writing and purchasing put and call options on securities and stock indexes to the extent permitted by the Investment Company Act of 1940, as amended.

     2. The FUND's investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the FUND's net assets and of such 5% not more than 2% of the FUND's net assets at the time of purchase may be invested in warrants that are not listed on the New York or American Stock Exchanges. Warrants are options to purchase securities at a specified price, valid for a specified period of time. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. If the FUND does not exercise a warrant, its loss will be the purchase price of the warrant.

     3. The FUND will not borrow money or issue senior securities, except for temporary bank borrowings or for emergency or extraordinary purposes (but not for the purpose of purchase of investments) and then only in an amount not in excess of 5% of the value of its total assets, and will not pledge any of its assets except to secure borrowings and then only to an extent not greater than 10% of the value of the FUND's net assets. The FUND will not purchase securities while it has any outstanding borrowings.

     4. The FUND will not lend money (except by purchasing publicly distributed debt securities) and will not lend its portfolio securities.

     5. The FUND will not make investments for the purpose of exercising control or management of any company.

     6. The FUND will limit its purchases of securities of any issuer (other than the United States or an instrumentality of the United States) in such a manner that it will satisfy at all times the requirements of Sections 5(b)(1) of the Investment Company Act of 1940 (i.e., that at least 75% of the value of its total assets is represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies and other securities for the purpose of the foregoing limited in respect to any one issuer to an amount not greater than 5% of the value of the total assets of the FUND and not more than 10% of the outstanding voting securities of such issuer.)

     7. The FUND will not concentrate 25% or more of the value of its assets, determined at the time an investment is made, exclusive of U.S. government securities, in securities issued by companies engaged in the same industry.

     8. The FUND will not purchase from or sell to any of its officers or directors or firms for which any of them is an officer or director any securities except shares of the FUND.

     9. The FUND will not acquire or retain any security issued by a company if any of the directors or officers of the Corporation, or directors, officers or other affiliated persons of its investment advisor, beneficially own more than 1/2% of such company's securities and all of the above persons owning more than 1/2% own together more than 5% of its securities.

     10. The FUND will not act as an underwriter or distributor of securities other than shares of the FUND and the FUND will not purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933, as amended.

     11. The FUND will not purchase or sell real estate or real estate mortgage loans.

     12. The FUND will not purchase or sell commodities or commodities contracts.

     13. The FUND will not invest more than 5% of its total assets in securities of issuers which have a record of less than three years of continuous operation, including the operation of any predecessor business of a company which came into existence as a result of any merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor business.

     14. The FUND's investments in illiquid and/or not readily marketable securities (including repurchase agreements maturing in more than seven days) will not exceed 10% of its total assets.

     15. The FUND will not invest in oil, gas and other mineral leases, or enter into arbitrage transactions.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of the FUND's assets will not constitute a violation of that restriction.

                        INVESTMENT POLICIES AND PRACTICES

     The FUND's prospectus describes its principal investment strategies and risks. This section expands upon that discussion and also describes non-principal investment strategies and risks.

Preferred Stocks

     The FUND may invest in preferred stocks. Preferred stocks have a preference over common stocks in liquidation (and generally dividends as well) but are subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stocks with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risks while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similarly stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Illiquid Securities

     The FUND may invest up to 10% of its total assets in illiquid securities. The Board of Directors of the Corporation or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of those limitations. Illiquid securities may include repurchase agreements maturing in more than seven days and other securities that are not readily marketable.

Repurchase Agreements and Other Short-Term Investments

     The FUND may enter into repurchase agreements with banks or certain non-bank broker/dealers. In a repurchase agreement, the FUND buys an interest-bearing security at one price and simultaneously agrees to sell it back at a mutually agreed upon time and price. The repurchase price reflects an agreed-upon interest rate during the time the FUND's money is invested in the security. Since the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered as a loan collateralized by the security purchased. The FUND's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller defaults, the FUND may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the FUND could experience a loss. The FUND's Board of Directors has established procedures to evaluate the creditworthiness of the other parties to repurchase agreements.

     In addition, the FUND may invest in commercial paper and other cash equivalents rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, commercial paper master notes (which are demand instruments bearing interest at rates which are fixed to known lending rates and automatically adjusted when such lending rates change) of issuers whose commercial paper is rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's and unrated debt securities which are deemed by the Advisor to be of comparable quality. The FUND may also invest in United States Treasury bills and notes, and certificates of deposit of domestic branches of U.S. banks or of Canadian banks, provided in each case that the banks have total deposits in excess of

$1,000,000,000. The FUND will invest in repurchase agreements and other short-term investments only for temporary defensive purposes or to maintain liquidity to pay FUND expenses and potential redemption requests. However, when investing for temporary defensive purposes, up to 100% of the FUND's assets may be invested in such securities.

U.S. Government Securities

     The FUND may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities which include Treasury securities which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Ginnie Mae Certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrower from the Treasury; others, such as those issued by Fannie Mae, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. Government provides financial support to such U.S. Government sponsored agencies or instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.

Foreign Securities

     The FUND may invest in securities of foreign issuers which may be U.S. dollar-denominated or denominated in foreign currencies. The FUND may invest up to 15% of its total assets in securities of foreign issuers that are U.S. dollar-denominated. The FUND may invest up to 5% of its total assets in securities of foreign issuers denominated in foreign currencies. Securities of foreign issuers in the form of American Depository Receipts ("ADRs") that are regularly traded on recognized U.S. exchanges or in the U.S. over-the-counter market are not considered foreign securities for purposes of these limitations. The FUND, however, will not invest more than 20% of its total assets in such ADRs and will only invest in ADRs that are issuer sponsored. Investments in securities of foreign issuers involve risks which are in addition to the usual risks inherent in domestic investments. The value of the FUND's foreign investments may be significantly affected by changes in currency exchange rates, and the FUND may incur certain costs in converting securities denominated in foreign currencies to U.S. dollars. In many countries, there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes which would reduce the FUND's income without providing a tax credit for the FUND's shareholders. Although the FUND intends to invest in securities of foreign issuers domiciled in nations in which the Advisor considers as having stable and friendly governments, there is a possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

Hedging Instruments

     Index Options Transactions. The FUND may purchase put and call options and write call options on stock indexes. A stock index fluctuates with changes in the market values of the stock included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the options. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. Unlike the options on securities discussed below, all settlements of index options transactions are in cash.

     Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index. Options currently are traded on the Chicago Board of Options Exchange, the AMEX and other exchanges. Over-the-counter index options, purchased over-the-counter options and the cover for any written over-the-counter options would be subject to the FUND's 10% limitation on investment in illiquid securities. See "Illiquid Securities."

     Each of the exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written
(sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, options positions of certain other accounts advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which the FUND may buy or sell; however, the Advisor intends to comply with all limitations.

     Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities comprising the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the FUND will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. Trading in index options requires different skills and techniques than are required for predicting changes in the prices of individual stocks. The FUND will not enter into an option position that exposes the FUND to an obligation to another party, unless the FUND either (i) owns an offsetting position in securities or other options; and/or (ii) maintains with the FUND's custodian bank (and marks-to-market, on a daily basis) cash or liquid securities that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

     The Advisor may utilize index options as a technique to leverage the portfolios of the FUND. If the Advisor is correct in its assessment of the future direction of stock prices, the share prices of the FUND will be enhanced. If the Advisor has the FUND take a position in options and stock prices move in a direction contrary to the Advisor's forecast however, the FUND would incur losses greater than the FUND would have incurred without the options position.

     Options on Securities. The FUND may buy put and call options and write
(sell) call options on securities. By writing a call option and receiving a premium, the FUND may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. By buying a put option, the FUND has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By buying a call option, the FUND has the right, in return for a premium paid during the term of the option, to purchase the securities underlying the option at the exercise price. Options on securities written by the FUND will be traded on recognized securities exchanges.

     When writing call options on securities, the FUND may cover its position by owning the underlying security on which the option is written. Alternatively, the FUND may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the FUND or, if higher, by owning such call option and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, the FUND may cover its position by maintaining cash or liquid securities equal in value to the exercise price of the call option written by the FUND. The principal reason for the FUND to write call options on stocks held by the FUND is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

     When the FUND wishes to terminate the FUND's obligation with respect to an option it has written, the FUND may effect a "closing purchase transaction." The FUND accomplishes this by buying an option of the same series as the option previously written by the FUND. The effect of the purchase is that the writer's position will be canceled. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. When the FUND is the holder of an option, it may liquidate its position by effecting a "closing sale transaction." The FUND accomplishes this by selling an option of the same series as the option previously purchased by the FUND. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date.


     The FUND will realize a gain (or a loss) on a closing purchase transaction with respect to a call option previously written by the FUND if the premium, plus commission costs, paid by the FUND to purchase the call option is less (or greater) than the premium, less commission costs, received by the FUND on the sale of the call option. The FUND also will realize a gain if a call option which the FUND has written lapses unexercised, because the FUND would retain the premium.

     The FUND will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put option previously purchased by the FUND if the premium, less commission costs, received by the FUND on the sale of the call or the put option is greater (or less) than the premium, plus commission costs, paid by the FUND to purchase the call or the put option. If a put or a call option which the FUND has purchased expires out-of-the-money, the option will become worthless on the expiration date, and the FUND will realize a loss in the amount of the premium paid, plus commission costs.

     Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the FUND. In such event, the FUND would be unable to realize its profits or limit its losses until the FUND would exercise options it holds and the FUND would remain obligated until options it wrote were exercised or expired.

     Because option premiums paid or received by the FUND are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in common stocks.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase and writing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Securities of Other Registered Investment Companies

     The FUND may invest up to 10% of its net assets in shares of registered investment companies. The FUND will not purchase or otherwise acquire shares of any registered investment company (except as part of a plan of merger, consolidation or reorganization approved by the shareholders of the FUND) if (a) the FUND and its affiliated persons would own more than 3% of any class of securities of such registered company; or (b) more than 5% of its net assets would be invested in the shares of any one registered investment company.


     Any investment in a registered investment company involves investment risk. Additionally, an investor could invest directly in the registered investment companies in which the FUND invests. By investing indirectly through the FUND, an investor bears not only his or her proportionate share of the expenses of the FUND (including operating costs and investmentadvisory fees) but also indirect similar expenses of the registered investment companies in which the FUND invests. An investor may also indirectly bear expenses paid by registered investment companies in which the FUND invests related to the distribution of such registered investment company's shares.

Portfolio Turnover

     The FUND does not trade actively for short-term profits, but when the circumstances warrant, securities may be sold without regard to the length of time held. The FUND will typically hold a stock until it reaches a valuation level such that the Advisor believes that the stock is no longer undervalued. The Advisor is prepared to hold stocks for several years or longer, if necessary. The Advisor intends to purchase a given security whenever it believes it will contribute to the stated objective of the FUND, even if the same security has only recently been sold. In selling a given security, the Advisor keeps in mind that profits from sales of securities are taxable to certain shareholders. Subject to those considerations, the FUND may sell a given security, no matter for how long or for how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the Advisor believes that it is not fulfilling its purpose. Since investment decisions are based on the anticipated contribution of the security in question to the applicable FUND's objectives, the rate of portfolio turnover is irrelevant when the Advisor believes a change is in order to achieve those objectives, and the FUND's annual portfolio turnover rate may vary from year to year.

     The annual portfolio turnover rate indicates changes in the FUND's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the FUND during the fiscal year.

     High portfolio turnover (i.e., over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which are borne directly by the FUND. In addition, high portfolio turnover may result in increased short-term capital gains which, when distributed to shareholders, are taxes at ordinary income rates.



Disclosure of Portfolio Holdings

     The FUND has entered into arrangements with certain third party service providers for services that require these groups to have access to the FUND's portfolio on a daily basis. For example, the FUND's fund accountant is responsible for maintaining the accounting records of the FUND, which includes maintaining a current portfolio of the FUND. The FUND also undergoes an annual audit which requires the FUND's independent auditor to review the FUND's portfolio. In addition to the FUND's fund accountant, the FUND's custodian also maintains an up-to-date list of the FUND's holdings. Each of these parties is contractually and/or ethically prohibited from sharing the FUND's portfolio unless specifically authorized by the FUND.The annual portfolio turnover rate indicates changes in the FUND's portfolio and is calculated by dividing the lesser of purchases or sales of portfolio securities (excluding securities having maturities at acquisition of one year or less) for the fiscal year by the monthly average of the value of the portfolio securities (excluding securities having maturities at acquisition of one year or less) owned by the FUND during the fiscal year.

     The FUND may provide its entire portfolio to the following rating and ranking organizations: Morningstar, Inc., Lipper, Inc., Standard & Poor's Rating Group, Bloomberg L.P.,

Thomson Financial Research, Nelson Investments and Vickers Stock Research. The FUND's management has determined that these organizations provided investors with a valuable service and, therefore, are willing to provide them with portfolio information. The FUND may not pay these organizations or receive any compensation from them for providing this information. The FUND may provide portfolio information to these organizations on either a monthly or quarterly basis but not until such information is at least 10 days old.

                    DIRECTORS AND OFFICERS OF THE CORPORATION


     As a Texas corporation, the business and affairs of the Corporation are managed by its officers under the direction of the Board of Directors. The name, address, age, principal occupation(s) during the past five years and certain other information as of October 31, 2004 with respect to each of the directors and officers of the Corporation are as follows:



                                            Term of Office                                                      Other
           Name,           Position(s)       and Length                                                       Directorships
      Address and Age   Held with the Fund  of Time Served   Principal Occupation(s) During Past 5 Years    Held by Director
      ---------------   ------------------  --------------   -------------------------------------------    ----------------
"Disinterested Persons"



John R. Bradford, Ph.D.    Director       Indefinite, until  Vice President of Development of Compliance     None
Age:  82                                  successor elected  Services Group, Inc., an international
Address:                                                     integrated environmental management consulting
3112 - 42nd Street                        Since 1993         and engineering service company.
Lubbock, Texas  79413

John H. Wilson             Chairman and   Indefinite, until  President of U.S. Equity Corporation, a         Capital Southwest
Age: 62                    Director       successor elected  venture capital firm since 1983.                Corporation, Encore
Address:                                                                                                     Wire Corporation, Palm
1500 Three Lincoln Centre                 Since 1992                                                         Harbor Homes, Inc.
5430 LBJ Freeway
Dallas, Texas 75240



"Interested Persons"


Gary B. Wood, Ph.D.*       President,     Indefinite, until  President, Secretary, Treasurer and a director    OmniMed
Age:  55                   Treasurer and  successor elected  of the Advisor and Concorde Capital Corporation,  Corporation
Address:                   Director       (as Director)      an investment advisory firm affiliated with the   eOriginal, Inc.
1500 Three Lincoln Centre                                    Advisor.  He is also Chairman of the Board and
5430 LBJ Freeway                          One-year term      Interim CEO of International Hospital Corporation
Dallas, Texas  75240                      (as officer)       and its subsidiaries, which owns, develops and
                                                             manages private healthcare facilities in Mexico,
                                          Since 1987         Central America and Brazil.

John A. Stetter            Secretary      One-year term      Vice President and Portfolio Manager for the Advisor.
Age:  49
Address:                                  Since 1998
1500 Three Lincoln Centre
5430 LBJ Freeway
Dallas, Texas  75240



---------------------

* Dr. Wood is a director who is an "interested person" of FUND as that term is defined in the Investment Company Act of 1940.

     The Corporation's Board of Directors has an audit committee whose members are Messrs. John R. Bradford and John H. Wilson. The primary functions of the audit committee are to recommend to the Board of Directors the independent auditors to be retained to perform the annual audit, to review the results of the audit, to review the FUND's internal controls and to review certain other matters relating to the independent auditors and financial records. The audit committee met one time during the fiscal year ended September 30, 2004.


     The Corporation's Board of Directors has no other committees.


     During the fiscal year ended September 30, 2004 the Corporation did not pay any directors' fees. The Corporation's standard arrangement with directors is to reimburse each director for expenses incurred in connection with attendance at meetings of the Board of Directors.

     The table below sets forth the compensation paid by the Corporation to each of the current directors of the Corporation during the fiscal year ended September 30, 2004:



                               COMPENSATION TABLE

                                 Aggregate        Pension or Retirement     Estimated Annual     Total Compensation from
                             Compensation from     Benefits Accrued as        Benefits Upon        Corporation and Fund
Name of Person                  Corporation       Part of Fund Expenses        Retirement        Complex Paid to Director
--------------                  -----------       ---------------------        ----------        ------------------------
"Disinterested Persons"

John R. Bradford, Ph.D.             $0                     $0                      $0                      $0

John H. Wilson                       0                      0                       0                       0

"Interested Person"

Gary B. Wood, Ph.D.                  0                      0                       0                       0

     The Corporation and the Advisor have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. This code of ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the FUND. This code of ethics generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale the security is being considered for purchase or sale by the FUND or is being purchased or sold by the FUND.


     The FUND votes proxies in accordance with the Advisor's proxy voting policy. The Advisor generally votes as management recommends with respect to corporate governance issues and compensation plans, and on social or corporate responsibility issues in a manner that the Advisor believes will be most likely to increase the value of the security. In the event that a vote presents a conflict of interest between the interests of the FUND and the Advisor, the Advisor will disclose the conflict to the Board of Directors and offer the Board of Directors the opportunity to instruct the Advisor in voting the securities. Information regarding how the FUND voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available, without charge, upon request, by calling (800) 294-1699, and on the Securities and Exchange Commission's website at http://www.sec.gov.


               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS


     Set forth below are the names and addresses of all holders of the FUND's shares who as of October 31, 2004 beneficially owned more than 5% of the then outstanding shares of the FUND as well as the number of shares of the FUND beneficially owned by all officers and directors of the Corporation as a group.


Name and Address of Shareholder                              Percent of Class
-------------------------------                              ----------------


Mr. and Mrs. I.D. Bufkin                                           13.9%
P.O. Box 630
Brenham, TX  77834-0630

Mr. and Mrs. C.W. Nance                                            13.3%
214 North Bay EB
Bullard, TX  75757

Mr. and Mrs. Donald S. Taylor                                       8.0%
3803 Pleasant Valley Drive
Missouri City, TX  77459

Mr. and Mrs. William J. Winkelmann                                  7.4%
7147 Brookshire Circle
Dallas, TX  75230

Mr. and Mrs. Stephen D. Chesebro                                    7.2%
5405 Longmont
Houston, TX  77056

Dr. and Mrs. William E. Watson                                      5.2%
#3 Bent Tree Court
Lufkin, TX  75901

National Financial Services, LLC                                   95.9%
1 World Financial Center, Floor 5
New York, NY 10281

Officers and Directors                                              2.5%
as a group (4 persons)



---------------------


* At October 31, 2004, National Financial Services, LLC owned of record 907,420.998 shares of the FUND or 95.9%, of the then outstanding shares. All of the shares owned by National Financial Services, LLC were owned of record only and included the shares held by all of the shareholders listed above.

     The following table sets forth the dollar range of equity securities beneficially owned by each director in the FUND as of December 31, 2004:


                                                                     Aggregate Dollar Range of Equity
                                                                  Securities in All Registered Investment
                                   Dollar Range of                    Companies Overseen by Director
Name of Director            Equity Securities in the Fund            in Family of Investment Companies
----------------            -----------------------------            ---------------------------------
"Disinterested Persons"

John R. Bradford, Ph.D.                 None                                       None

John H. Wilson                          None                                       None

"Interested Person"

Gary B. Wood, Ph.D.                 over $100,000                              over $100,000

---------------------

None of the directors who are disinterested persons, or any members of their immediate family, own shares of the Advisor (as defined below) or companies, other than registered investment companies, controlled by or under common control with the Advisor.

                               INVESTMENT ADVISOR


     The investment advisor to the FUND is Concorde Financial Corporation, which does business under the name Concorde Investment Management (the "Advisor"). The Advisor is controlled by Gary B. Wood, Ph.D. Dr. Wood is also president, treasurer and a director of the Corporation. Pursuant to an investment advisory agreement between the FUND and the Advisor (the "Agreement"), the Advisor furnishes continuous investment advisory and management services to the FUND. For its services to the FUND, the Advisor receives a monthly fee based on the average daily net assets of the FUND at the annual rate of 0.9% for the FUND. During the fiscal years ended September 30, 2004, September 30, 2003 and September 30, 2002, the FUND incurred advisory fees of $130,410, $111,151 and $126,640, respectively.


     Under the Agreement, the Advisor, at its own expense and without separate reimbursement from the FUND, furnishes office space and all necessary office facilities, equipment, and executive personnel for managing the FUND and maintaining its organization; bears all sales and promotional expenses of the FUND, other than expenses incurred in complying with the laws regulating the issue or sale of securities; and pays salaries and fees of all officers and directors of the FUND (except the fees paid to disinterested directors as such term is defined under the Investment Company Act of 1940).

     The FUND pays all of its expenses not assumed by the Advisor including, but not limited to: the costs of preparing and printing its registration statements required under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments thereto; the expense of registering its shares with the Securities and Exchange Commission and in the various states; the printing and distribution cost of prospectuses mailed to existing shareholders; the cost of director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements; interest charges; brokerage commissions and expenses incurred in connection with portfolio transactions. The FUND also pays: the fees of directors who are not interested persons of the Corporation; compensation of administrative and clerical personnel; association membership dues; auditing and accounting services; legal fees and expenses; fees and expenses of any custodian or trustees having custody of the FUND's assets; expenses of calculating the net asset value and repurchasing and redeeming shares; charges and expenses of dividend disbursing agents; registrars and stock transfer agents, including the cost of keeping all necessary shareholder records and accounts and handling any problems related thereto.

     The Advisor has undertaken to reimburse the FUND to the extent that the aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions and extraordinary items, exceed that percentage of the average net assets of the FUND for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the FUND are qualified for sale. If the states in which the shares of the FUND are qualified for sale impose no such restrictions, the Advisor will not be obligated to reimburse the FUND. As of the date of this Statement of Additional Information the shares of the FUND are not qualified for sale in any state which imposes an expense limitation. The FUND monitors its expense ratio on a monthly basis. If the accrued amount of the expenses of the FUND exceeds an applicable expense limitation, the FUND will create an account receivable from the Advisor for the amount of such excess. In such a situation, the monthly payment of the Advisor's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the FUND's fiscal year if accrued expenses thereafter fall below this limit. The adjustment will be reconciled at the end of the fiscal year and not carried forward.

     The Agreement will remain in effect as long as its continuance is specifically approved at least annually, by (i) the Board of Directors of the Corporation, or by the vote of a majority (as defined in the Investment Company Act of 1940) of the outstanding shares of the Corporation, and (ii) by the vote of a majority of the directors of the Corporation who are not parties to the Agreement or interested persons of the Advisor, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Corporation or by vote of a majority of the FUND's shareholders, on sixty days written notice to the Advisor, and by the Advisor on the same notice to the FUND and that it shall be automatically terminated if it is assigned.

     The Agreement provides that the Advisor will not be liable to the FUND or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Agreement also provides that the Advisor and its officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.




     On December 29, 2003, the Board of Directors approved the Agreement. In approving the Agreement, the Board of Directors considered a number of factors, including, but not limited to, the following:

     o    the nature and quality of the services offered by the Advisor;
     o    the reasonableness of the compensation payable to the Advisor;
     o    the Advisor's personnel, operations and financial condition;
     o    the FUND's performance; and
     o    the FUND's expense ratio.

     Based upon its review, the Board of Directors concluded that the Advisor had the capabilities, resources and personnel necessary to manage the FUND effectively. Further, the Board of Directors concluded that based on the services the Advisor would be required to render under the Agreement, that the compensation to be paid to the Advisor was fair and reasonable. Thus, the Board of Directors concluded that is would be in the best interests of the FUND to continue the Agreement with the Advisor.

                        DETERMINATION OF NET ASSET VALUE

     The net asset value (or price) per share of the FUND is determined by dividing the total value of the FUND's investments and other assets, less any liabilities, by its number of outstanding shares. The net asset value of the FUND normally will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period. The New York Stock Exchange also may be closed on national days of mourning.

     The per share net asset value of the FUND is determined by dividing the total value of the FUND's net assets (meaning its assets less its liabilities) by the total number of its shares outstanding at that time. In calculating net asset value of the FUND, portfolio securities that are listed on a national securities exchange or quoted on the Nasdaq Stock Market are valued at the last sale price on the day the valuation is made, or if not traded on the valuation date, the most recent bid price. Other securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Options purchased or written by the FUND are valued at the closing current bid price, when available. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market.


     The FUND may invest in foreign securities. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. The FUND's policy is to value the foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If these events materially affect the value of portfolio securities, then these securities may be valued at their value as determined in good faith by the FUND's Board of Directors.


                                RETIREMENT PLANS

     The FUND offers the following retirement plans that may be funded with purchases of shares of the FUND and may allow investors to reduce their income taxes:

Individual Retirement Accounts

     Individual shareholders may establish their own Individual Retirement Accounts ("IRA"). The FUND currently offers two types of IRAs that can be adopted by executing the appropriate Internal Revenue Service ("IRS") Form.

     Traditional IRA. In a Traditional IRA, amounts contributed to the IRA may be tax deductible at the time of contribution depending on whether the shareholder is an "active participant" in an employer-sponsored retirement plan and the shareholder's income. Distributions from a Traditional IRA will be taxed at distribution except to the extent that the distribution represents a return of the shareholder's own contributions for which the shareholder did not claim (or was not eligible to claim) a deduction. Distributions prior to age 59-1/2 may be subject to an additional 10% tax applicable to certain premature distributions. Distributions must commence by April 1 following the calendar year in which the shareholder attains age 70-l/2. Failure to begin distributions by this date (or distributions that do not equal certain minimum thresholds) may result in adverse tax consequences.

     Roth IRA. In a Roth IRA, amounts contributed to the IRA are taxed at the time of contribution, but distributions from the IRA are not subject to tax if the shareholder has held the IRA for certain minimum periods of time (generally, until age 59-1/2). Shareholders whose incomes exceed certain limits are ineligible to contribute to a Roth IRA. Distributions that do not satisfy the requirements for tax-free withdrawal are subject to income taxes (and possibly penalty taxes) to the extent that the distribution exceeds the shareholder's contributions to the IRA. The minimum distribution rules applicable to Traditional IRAs do not apply during the lifetime of the shareholder. Following the death of the shareholder, certain minimum distribution rules apply.


     For Traditional and Roth IRAs, the maximum annual contribution generally is equal to the lesser of the annual limit or 100% of the shareholder's compensation (earned income). The "annual limit" is $3,000 for 2004, $4,000 for 2005 through 2007, and $5,000 beginning in 2008. After 2008, the "annual limit" will be adjusted to reflect cost of living increases. Shareholders who are age 50 or older may make an additional "catch-up" contribution per year of up to $500 for 2003 through 2005, and $1,000 beginning in 2006. In no event, however, may the total contribution made to a Traditional or Roth IRA exceed 100% of the shareholder's compensation (earned income). An individual may also contribute to a Traditional IRA or Roth IRA on behalf of his or her spouse provided that the individual has sufficient compensation (earned income). Contributions to a Traditional IRA reduce the allowable contribution under a Roth IRA, and contributions to a Roth IRA reduce the allowable contribution to a Traditional IRA.


Simplified Employee Pension Plan


     A Traditional IRA may also be used in conjunction with a Simplified Employee Pension Plan ("SEP-IRA"). A SEP-IRA is established through execution of Form 5305-SEP together with a Traditional IRA established for each eligible employee. Generally, a SEP-IRA allows an employer (including a self-employed individual) to purchase shares with tax deductible contributions, which may not exceed annually for any one participant 25% of compensation (disregarding for this purpose compensation in excess of $205,000 per year in 2004). The referenced compensation limits as are adjusted periodically for cost of living increases. A number of special rules apply to SEP Plans, including a requirement that contributions generally be made on behalf of all employees of the employer (including for this purpose a sole proprietorship or partnership) who satisfy certain minimum participation requirements.


403(b)(7) Custodial Account

     A 403(b)(7) Custodial Account is available for use in conjunction with the 403(b)(7) program established by certain educational organizations and other organizations that are exempt from tax under 501(c)(3) of the Internal Revenue Code, as amended (the "Code"). Amounts contributed to the custodial account in accordance with the employer's 403(b)(7) program will be invested on a tax-deductible basis in shares of the FUND. Various contribution limits apply with respect to 403(b)(7) arrangements.

     Requests for information and forms concerning the retirement plans should be directed to the Corporation. Because a retirement program may involve commitments covering future years, it is important that the investment objective of the FUND be consistent with the participant's retirement objectives. Premature withdrawal from a retirement plan will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the retirement plans is recommended.

                            REDEMPTION OF FUND SHARES

     Subject to the FUND's compliance with applicable regulations, the FUND has reserved the right to pay the redemption price of shares redeemed, either totally or partially, by a distribution in kind of securities (instead of cash) from the FUND's portfolio. The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares redeemed. If a holder of FUND shares receives a distribution in kind, he would incur brokerage charges when converting the securities to cash. Holders of FUND shares who in any 90 day period redeem no more than the lesser of $250,000 or 1% of the FUND's net assets at the beginning of the 90 day period will be paid the redemption price in cash.

     The right to redeem shares of the FUND will be suspended for any period during which the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and may be suspended for any period during which (a) trading on the New York Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b) the Securities and Exchange Commission has by order permitted such suspension, or
(c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for the FUND to dispose of their securities or fairly to determine the value of their net assets.

                        ALLOCATION OF PORTFOLIO BROKERAGE


     Decisions to buy and sell securities for the FUND are made by the Advisor subject to review by the Corporation's Board of Directors. In placing purchase and sale orders for portfolio securities for the FUND, it is the policy of the Advisor to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's financial strength and stability. The most favorable price to the FUND means the best net price without regard to the mix between purchase or sale price and commission, if any. For example, over-the-counter securities may be purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security) or from non-principal market makers who are paid commissions directly.

     In allocating brokerage business for the FUND, the Advisor also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Advisor believes these services have substantial value, they are considered supplemental to the Advisor's own efforts in the performance of its duties under the Agreement. Other clients of the Advisor may indirectly benefit from the availability of these services to the Advisor, and the FUND may indirectly benefit from services available to the Advisor as a result of transactions for other clients. The Agreement provides that the Advisor may cause the FUND to pay a broker which provides brokerage and research services to the Advisor a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Advisor determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Advisor's overall responsibilities with respect to the FUND and the other accounts as to which it exercises investment discretion. Brokerage commissions paid by the FUND during the fiscal years ended September 30, 2004, September 30, 2003 and September 30, 2002 to brokers totaled $26,637 on transactions involving securities having a total market value of $9,753,662, $25,025 on transactions involving securities having a total market value of $7,208,080 and $48,958 on transactions involving securities having a total market value of $13,813,295, respectively. During the fiscal year ended September 30, 2004, the FUND paid commissions of $8,511 on transactions having a total market value of $3,968,715 to brokers who provided research services to the Advisor.


                          CUSTODIAN AND TRANSFER AGENT


     U.S. Bank, N.A., 615 E. Michigan Street, Milwaukee, WI 53202, acts as custodian for the FUND. As such, U.S. Bank, N.A. holds all securities and cash of the FUND, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Corporation. U.S. Bank, N.A. does not exercise any supervisory function over the management of the FUND, the purchase and sale of securities or the payment of distributions to stockholders. U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A., acts as the FUND's fund accountant, transfer agent and dividend disbursing agent. U.S. Bancorp Fund Services, LLC has entered into a fund accounting services agreement with the FUND pursuant to which it acts as fund accountant. As fund accountant U.S. Bancorp Fund Services, LLC maintains and keeps current the books, accounts, journals and other records of original entry relating to the business of the FUND and calculates the FUND's net asset value on a daily basis. In consideration of such services, the FUND pays monthly a fee based on its average daily net assets, with a minimum annual amount, and reimburses it for its out-of-pocket expenses. During the fiscal years ended September 30, 2004, September 30, 2003 and September 30, 2002, the FUND paid $23,119, $23,593 and $23,302, respectively, pursuant to the fund accounting services agreement.


                                      TAXES

     The FUND will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The FUND has so qualified in each of its fiscal years. If the FUND fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the FUND would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. If the FUND did not qualify as a regulated investment company under Subchapter M, shareholders of the FUND would not be liable for income tax on the FUND's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the FUND's net investment income or net realized capital gain, would be treated as taxable dividends to the extent of accumulated earnings and profits of the FUND.


     The FUND intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends from the FUND's net investment income, including short-term capital gains, are taxable to shareholders as ordinary income (although a portion of such dividends may be taxable to investors at the lower rate applicable to dividend income), while distributions from the FUND's net realized long-term capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for the shares. Such dividends and distributions are taxable to shareholders, whether received in cash or additional shares of the

FUND. A portion of the income distributions of the FUND may be eligible for the 70% dividends-received deduction for domestic corporate shareholders.


     Any dividend or capital gains distribution paid shortly after a purchase of shares of the FUND will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares immediately after a dividend or distribution is less than the cost of such shares to the shareholder, the dividend or distribution will be taxable to the shareholder even though it results in a return of capital to him.

     Redemptions of shares will generally result in a capital gain or loss for income tax purposes. Such capital gain or loss will be long term or short term, depending upon the holding period. However, if a loss is realized on shares held for six months or less, and the shareholder received a capital gain distribution during that period, then such loss is treated as a long-term capital loss to the extent of the capital gain distribution received.


     The FUND may be required to withhold Federal income tax at a rate of 28% ("backup withholding") from dividend payments and redemption proceeds if a shareholder fails to furnish the FUND with his social security number or other tax identification number and certify under penalty of perjury that such number is correct and that he is not subject to backup withholding due to the underreporting of income. The certification form is included as part of the share purchase application and should be completed when the account is opened.

     This section is not intended to be a complete discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors may also be subject to state and local taxes. Investors are urged to consult with their respective advisers for a complete review of the tax ramifications of an investment in the FUND.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Brad A. Kinder, CPA, Flower Mound, Texas, serves as the independent registered public accounting firm for the FUND.


                                CAPITAL STRUCTURE

     The Corporation's Articles of Incorporation permit the Board of Directors to issue 30,000,000 shares of Common Stock, $1.00 par value. The Common Stock is divisible into an unlimited number of "series," each of which is a separate FUND. Each share of a FUND represents an equal proportionate interest in that FUND. Shareholders are entitled: (i) to one vote per full share of Common Stock;
(ii) to such distributions as may be declared by the Corporation's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently, the holders of more than 50% of the shares of Common Stock voting for the election of directors can elect the entire Board of Directors and in such event the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors. The shares are redeemable and are transferable. All shares issued and sold by the FUND will be fully paid and non-assessable. Fractional shares of Common Stock entitle the holder to the same rights as whole shares.

                              SHAREHOLDER MEETINGS

     The Texas Business Corporation Act permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. The Corporation has adopted the appropriate provisions in its By-Laws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under said Act.

     The Corporation's By-Laws also contain procedures for the removal of directors by its shareholders. At any meeting of shareholders duly called and held at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

     Upon the written request of the holders of shares entitled to vote not less than 10% of the FUND's outstanding shares, the Secretary of the Corporation shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting of shareholders and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Corporation; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

     If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

     After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                           DESCRIPTION OF BOND RATINGS

     The FUND may invest in publicly distributed debt securities assigned one of the highest four ratings of either Standard & Poor's Corporation or Moody's Investors Service, Inc. A brief description of the ratings symbols and their meanings follows.


     Standard & Poor's Corporation. A Standard & Poor's corporate or municipal debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation.


     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:


     I. Likelihood of default - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;


     II. Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;


     The issue ratings definitions are expressed in terms of default risk. As such they pertain to senior obligations of such entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy.


     AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in the higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Moody's Investors Service, Inc.
     ------------------------------


     Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed.


     Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.



                                LEGAL PROCEEDINGS

     On April 27, 2004, the Corporation filed a lawsuit in Texas against Value Line, Inc. and seven individuals seeking to recover damages that it suffered as a result of certain actions, including liquidation of the Concorde Income Fund, taken in preparation for consummation of an agreement under which Value Line, Inc. would become adviser to the FUND. Value Line, Inc. terminated the agreement and separate litigation is pending in New York between the Corporation and Value Line, Inc. relative to the breach of the agreement. The defendants have filed motions to dismiss the Texas litigation and transfer the case to New York. There have been no rulings on the pending motions.

                           PART C - OTHER INFORMATION

Item 23. Exhibits
         --------
          (a)  Registrant's Articles of Incorporation, as amended(3).

          (b)  Registrant's Amended and Restated By-Laws(1).

          (c)  None

          (d)  Investment Advisory Agreement for the FUND(2).

          (e)  None

          (f)  None

          (g) Custodian Agreement with Firstar Trust Company (predecessor to U.S. Bank, N.A.)(2).

       (h)(i) Shareholder Servicing Agent Agreement with Firstar Trust Company (predecessor to U.S. Bancorp Fund Services, LLC)(2).

      (h)(ii) Fund Accounting Services Agreement with Firstar Trust Company (predecessor to U.S. Bancorp Fund Services, LLC)(2).


          (i)  Opinion of Foley & Lardner LLP, counsel for Registrant.


          (j)  Consent of Brad A. Kinder, CPA

          (k)  None.

          (l)  Subscription Agreement(3).

          (m)  None.

          (n)  None.

          (p)  Code of Ethics(4).


---------------------

(1) Previously filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 10 to the Registration Statement was filed on September 18, 1995 and its accession number is 0000897069-95-000126.
(2) Previously filed as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 13 to the Registration Statement was filed on December 2, 1996 and its accession number is 0000897069-96-000421.
(3) Previously filed as an exhibit to Post-Effective Amendment No. 14 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 14 to the Registration Statement was filed on January 30, 1998 and its accession number is 0000897069-98-000023.
(4) Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 16 to the Registration Statement was filed on November 30, 1999 and its accession number is 0000897069-99-000580.

Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

     Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any person.

Item 25. Indemnification
         ---------------

     Section 2.02 of the Texas Business Corporation Act and Article VII, Section 7 of the Registrant's By-Laws provide for the indemnification of Registrant's directors and officers in a variety of circumstances, which may include liabilities under the Securities Act of 1933.

     The By-Laws provide that any director, officer, agent or employee of Registrant and any person similarly serving another enterprise at the request of Registrant is entitled to indemnification against expenses, judgments, fines and amounts paid in settlement reasonably incurred in any threatened, pending or completed proceeding if such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful; provided that Registrant may not indemnify any such person in relation to matters to which such person shall be adjudged in such action, suit or proceeding to be liable for gross negligence, willful misfeasance, bad faith or reckless disregard of the duties and obligations involved in the conduct of his office. Unless ordered by a court, the determination that indemnification of an individual is proper is to be made by
(i) the board of directors, by a majority vote of a quorum which consists of directors who were not parties to the action, suit or proceeding nor interested persons of Registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940; (ii) if such a quorum cannot be obtained, by a majority vote of a committee consisting of not less than two of such directors; (iii) if the required quorum is not obtainable and the committee cannot be established or if a quorum of disinterested directors so direct, by independent legal counsel in a written opinion; or (iv) by the shareholders.

     Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor
         ----------------------------------------------------

     Information with respect to Dr. Wood is incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27. Principal Underwriters
         ----------------------

     Registrant has no principal underwriters.

Item 28. Location of Accounts and Records
         --------------------------------

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of either Registrant's Treasurer, Gary
B. Wood, Ph.D., at Registrant's corporate offices, 1500 Three Lincoln Centre, 5430 LBJ Freeway, Dallas, Texas 75240, or Registrant's custodian, U.S. Bank, N.A., 615 E. Michigan Street, Milwaukee, WI 53202, or at Registrant's fund accountant, transfer agent and dividend disbursing agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 29. Management Services
         -------------------

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30. Undertakings
         ------------

     Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas and State of Texas on the 29th day of November, 2004.


                                    CONCORDE FUNDS, INC.
                                      (Registrant)



                                    By: /s/ Gary B. Wood
                                        -----------------------
                                        Gary B. Wood, Ph.D.
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

    Name                                 Title                  Date
    ----                                 -----                  ----


/s/ Gary B. Wood              Principal Executive,        November 29, 2004
-------------------           Financial and
Gary B. Wood, Ph.D.           Accounting Officer
                              and Director


/s/ John H. Wilson            Director                    November 29, 2004
-------------------
John H. Wilson


/s/ John R. Bradford          Director                    November 29, 2004
--------------------
John R. Bradford, Ph.D.

                                  EXHIBIT INDEX


       Exhibit No.                                                Exhibit


          (a)       Registrant's Articles of Incorporation, as amended*

          (b)       Registrant's Amended and Restated By-Laws*

          (c)       None

          (d)       Investment Advisory Agreement for the FUND*

          (e)       None

          (f)       None

          (g) Custodian Agreement with First Wisconsin Trust Company (predecessor to U.S. Bank, N.A.)*

       (h)(i) Shareholder Servicing Agent Agreement with First Wisconsin Trust Company (predecessor to U.S. Bancorp Fund Services,
                    LLC)*

      (h)(ii) Fund Accounting Services Agreement with Firstar Trust Company (predecessor to U.S. Bancorp Fund Services, LLC)*


          (i)       Opinion of Foley & Lardner LLP, Counsel for Registrant


          (j)       Consent of Brad A. Kinder, CPA

          (k)       None

          (l)       Subscription Agreement*

          (m)       None

          (n)       None

          (p)       Code of Ethics*


---------------------

*    Incorporated by reference.

                             Exhibit Index - Page 1